RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 02, 2020	Jan. 03, 2021	Dec. 29, 2019
Notes Due from Related Party			$ 207,729
Exercise Price		$ 3.30
Next Gen Ice, Inc. [Member]
Debt instrument, principal amount			$ 179,000
Next Gen Ice, Inc. [Member] | Loan Modification and Extension Agreement [Member]
Ownership percentage	34.00%
NGI Shares outstanding	2.00%
Warrants held to purchase common stock	358,000
Common stock warrants received	$ 75,000
Exercise Price	$ 1.00
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Mar. 31, 2023
Transfer of shares	179,000